GOVERNMENT FEES AND OTHER TAXES (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure of government fees and other taxes [Abstract]
Schedule of Government Fees and Other Taxes Consist
	Years ended March 31,
	2018	2017
Government fees	$351	$1,314
Other taxes	2,620	2,693
	$2,971	$4,007